Short-term Investment (Details) - USD ($)		9 Months Ended
	Feb. 14, 2022	Jul. 31, 2024
Short-term Investment [Line Items]
Investment cost	$ 501,938
Total proceeds		$ 78,500
Net realized loss		$ (7,612)
Ordinary shares [member] | Medigus Ltd [Member]
Short-term Investment [Line Items]
Number of shares issued (in Shares)	27,778